K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

April 13, 2018

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Neuberger Berman Income Funds
-- Neuberger Berman New York Municipal Income Fund
File Nos. 002-85229; 811-03802
Preliminary Proxy Statement

Ladies and Gentlemen:
On behalf of Neuberger Berman Income Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary proxy statement (“Proxy Statement”) to be used in connection with a special meeting (the “Meeting”) of the shareholders of Neuberger Berman New York Municipal Income Fund (the “Fund”), a series of the Trust.  The Proxy Statement consists of (i) a letter to shareholders, (ii) a notice of meeting, (iii) a proxy statement and (iv) a form of proxy.

The Meeting will be held to consider the following item of business:

1.            To change the Fund’s fundamental policy to no longer require that the Fund invest 80% of its net assets in securities of municipal issuers that provide interest income that is exempt from New York State and New York City personal income taxes and to add that the Fund may invest in other investments that provide investment exposure to securities of municipal issuers that provide interest income that is exempt from federal income tax.

The definitive materials will be released to shareholders on or about May 4, 2018.  The Trust respectfully requests that the Staff furnish any comments on the Proxy Statement by April 23, 2018.  This will assist the Trust in keeping to its printing schedule.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9460 or Franklin H. Na at (202) 778-9473.

Sincerely,

/s/ Elizabeth M. Johnson

Elizabeth M. Johnson